Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share based Compensation
Summary of the Group's share-based compensation cost

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2016, 2017 and 2018 (in thousands):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	444,187	820,281	764,972
Selling and marketing expenses	52,689	95,382	116,611
General and administrative expenses	238,750	581,337	804,565
Research and development expenses	254,505	507,263	843,502
	990,131	2,004,263	2,529,650

2009 RSU Plan
Share based Compensation
Summary of the Company's RSUs activities

		Director and
	Employees	Consultants	Total
	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2016	39,623	162	39,785
Granted	30,980	100	31,080
Vested	(27,545)	(119)	(27,664)
Forfeited	(1,633)	—	(1,633)
Outstanding at December 31, 2016	41,425	143	41,568

Outstanding at January 1, 2017	41,425	143	41,568
Granted	31,452	45	31,497
Vested	(29,705)	(100)	(29,805)
Forfeited	(1,465)	—	(1,465)
Outstanding at December 31, 2017	41,707	88	41,795

Outstanding at January 1, 2018	41,707	88	41,795
Granted	33,807	46	33,853
Vested	(30,671)	(38)	(30,709)
Forfeited	(2,305)	—	(2,305)
Outstanding at December 31, 2018	42,538	96	42,634

Schedule of total fair value of RSUs vested during the period

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2016	177.2	1,230.4
2017	343.6	2,235.9
2018	324.4	2,230.7

Schedule of weighted average remaining contractual life for the RSUs outstanding

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2018:

		Weighted Average	Weighted
	Number Outstanding	Remaining	Average
Exercise Price	/ Exercisable	Contractual Life	Exercise Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	36,687	3.66	n/a
Time-based-settled in stock/cash	44,564	2.20	n/a
Time-based-settled in stock	6,133	2.03	n/a
	87,384	2.80	n/a